PRINCIPAL ACTIVITIES AND ORGANIZATION - OPERATIONS AND FINANCIAL POSITIONS (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Variable interest entity, consolidated, liabilities, no recourse	¥ 635,467	¥ 818,634